Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 1,518,042	$ 1,518,042	$ 1,504,056
Less: accumulated depreciation	(794,507)	(732,804)	(477,763)
Equipment, net	723,535	785,238	1,026,293
Computers and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	187,008	187,008
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	11,938	11,938	11,938
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	6,113	6,113	6,113
Software [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	474,183	474,183
Machinery and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Gross	$ 838,800	$ 838,800	$ 838,800